Reverse Stock Split and Initial Public Offering - Narrative (Detail) $ / shares in Units, $ in Millions	3 Months Ended
	Jun. 30, 2018 USD ($) shares	Sep. 30, 2018 $ / shares shares	Jun. 25, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Reverse Stock Split and Initial Public Offering [Abstract]
Reverse Stock Split, Conversion Ratio	1.78112
Common Shares, Par Value Per Share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common Shares, Shares, Issued		20,755,666	6,555,000	2,159,068	1,927,237
Shares Issued, Price Per Share | $ / shares			$ 15.00
Common shares issued, due to exercise of underwriter option			855,000
Net Proceeds from Issuance Initial Public Offering | $	$ 89.0
Shares of common stock issued, after preferred stock conversion	11,837,073